Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$48,357	$48,901,016

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	24,621	25,713,557

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	18,054	15,959,736
3.15%, 01/14/30 (Call 10/14/29)(a)	15,650	13,795,475
3.63%, 08/01/27 (Call 05/01/27)(a)	20,704	19,544,576
3.70%, 01/30/50 (Call 07/30/49)(a)	42,433	29,024,172
4.38%, 02/05/49 (Call 08/05/48)(a)	20,988	16,181,748
4.50%, 08/01/47 (Call 02/01/47)(a)	20,004	15,693,138
5.95%, 01/08/34 (Call 10/08/33)(a)	20,950	20,901,815
6.30%, 09/08/53 (Call 03/08/53)(b)	12,345	12,110,322
6.30%, 09/08/53(a)	2,000	1,961,980
6.44%, 01/26/36 (Call 10/26/35)(b)	10,400	10,764,000
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	16,012	13,032,647
		168,969,609
China — 1.9%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	16,943	14,785,309
4.13%, 07/19/27(a)	17,251	16,629,791
5.13%, 03/14/28(a)	29,545	29,313,072
Minmetals Bounteous Finance BVI Ltd., 3.38%,
(Call 09/03/24), (5-year CMT + 5.209%)(a)(c)(d)	17,074	16,823,226
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	16,913	16,441,550
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	17,522	17,051,534
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	20,495	19,251,363
2.15%, 05/13/25 (Call 04/13/25)(a)	17,376	16,764,539
2.30%, 01/08/31 (Call 10/08/30)(a)	20,436	17,841,241
2.70%, 05/13/30 (Call 02/13/30)(a)	25,328	23,038,349
2.95%, 11/12/29 (Call 08/12/29)(a)	17,503	16,201,477
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	14,642	13,906,825
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30 (Call 05/05/30)(a)	19,556	16,524,429
3.50%, 05/04/27(a)	39,619	38,411,413
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	17,006	16,418,017
		289,402,135
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33,
(5-year CMT + 1.232%)(a)(d)	34,000	34,539,240

Indonesia — 1.0%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	9,059	8,920,284
5.45%, 05/15/30 (Call 02/15/30)(a)	11,993	11,919,363
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	9,080	8,926,775
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	10,724	9,912,998
4.18%, 01/21/50 (Call 07/21/49)(a)	10,713	8,410,883
Security	Par (000)	Value

Indonesia (continued)
5.63%, 05/20/43(a)	$15,335	$14,857,468
6.00%, 05/03/42(a)	13,265	13,399,109
6.45%, 05/30/44(a)	15,891	16,766,753
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	16,083	15,542,290
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	11,011	8,135,587
5.25%, 10/24/42(a)	10,625	9,776,169
5.45%, 05/21/28(a)	10,256	10,300,716
6.15%, 05/21/48(a)	10,542	10,516,805
		147,385,200
Malaysia — 1.6%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	30,799	25,960,169
3.40%, 04/28/61 (Call 10/28/60)(a)	42,037	28,918,093
3.50%, 03/18/25(a)	32,123	31,516,678
3.50%, 04/21/30 (Call 01/21/30)(a)	54,256	50,497,144
4.50%, 03/18/45(a)	36,786	32,740,644
4.55%, 04/21/50 (Call 10/21/49)(a)	65,861	58,628,804
4.80%, 04/21/60 (Call 10/21/59)(a)	24,139	21,944,041
		250,205,573
Mexico — 2.4%
Banco Nacional de Comercio Exterior
SNC/Cayman Islands, 4.38%, 10/14/25(a)	7,933	7,775,689
Comision Federal de Electricidad, 4.69%, 05/15/29
(Call 03/15/29)(a)	10,018	9,410,659
Mexico City Airport Trust, 5.50%, 07/31/47
(Call 01/31/47)(a)	14,482	11,879,585
Petroleos Mexicanos
4.50%, 01/23/26	9,235	8,667,971
5.35%, 02/12/28	16,523	14,435,649
5.95%, 01/28/31 (Call 10/28/30)	31,125	24,339,750
6.35%, 02/12/48	13,269	8,213,511
6.38%, 01/23/45	10,614	6,686,820
6.49%, 01/23/27 (Call 11/23/26)	13,024	12,248,421
6.50%, 03/13/27	33,232	31,105,152
6.50%, 01/23/29	10,226	9,030,683
6.50%, 06/02/41	13,279	8,839,697
6.63%, 06/15/35	22,885	17,160,317
6.70%, 02/16/32 (Call 11/16/31)	54,117	43,913,240
6.75%, 09/21/47	44,006	28,150,638
6.84%, 01/23/30 (Call 10/23/29)	19,077	16,293,666
6.88%, 08/04/26	20,362	19,779,647
6.95%, 01/28/60 (Call 07/28/59)	31,643	20,204,055
7.69%, 01/23/50 (Call 07/23/49)	64,399	44,853,903
8.75%, 06/02/29 (Call 04/02/29)	15,227	14,653,888
10.00%, 02/07/33 (Call 11/07/32)	16,820	16,546,675
		374,189,616
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49
(Call 05/07/49)(a)	16,129	12,278,201

Oman — 0.2%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	23,850	24,231,600

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	26,233	19,262,105
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(a)	20,200	15,296,450
		34,558,555

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	$23,613	$17,064,643
5.63%, 06/19/47(a)	47,826	30,536,423
		47,601,066
Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	19,618	17,925,948
2.25%, 07/12/31 (Call 04/12/31)(a)	46,907	39,343,246
3.13%, 07/12/41 (Call 01/12/41)(a)	47,381	35,198,160
3.30%, 07/12/51 (Call 01/12/51)(a)	53,567	37,383,070
		129,850,424
Saudi Arabia — 0.7%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	15,159	14,874,769
4.88%, 02/14/35 (Call 11/14/34)(a)	17,555	16,633,362
5.00%, 10/13/27 (Call 09/13/27)(a)	10,904	10,876,740
5.00%, 01/29/29(a)	3,000	2,978,340
5.13%, 02/14/53 (Call 08/14/52)(a)	15,512	13,189,078
5.25%, 10/13/32 (Call 07/13/32)(a)	10,787	10,854,419
5.25%, 01/29/34(a)	3,000	2,965,875
5.38%, 01/29/54 (Call 07/29/53)(a)	3,000	2,625,000
Suci Second Investment Co.
6.00%, 10/25/28(a)	19,700	20,438,750
6.25%, 10/25/33(a)	11,000	11,907,500
		107,343,833
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	24,378	23,677,133
Transnet SOC Ltd., 8.25%, 02/06/28(a)	24,650	24,775,715
		48,452,848
Supranational — 0.1%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	20,474	20,062,473

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	24,153	21,450,883
DP World Crescent Ltd.
3.88%, 07/18/29(a)	11,008	10,319,450
4.85%, 09/26/28(a)	10,908	10,732,927
5.50%, 09/13/33(a)	16,200	16,281,000
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	14,001	12,990,128
6.85%, 07/02/37(a)	18,750	20,156,250
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(c)(d)	16,523	16,382,554
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(a)	11,019	10,406,068
2.88%, 11/07/29 (Call 08/07/29)(a)	10,940	9,863,777
2.88%, 05/21/30 (Call 02/21/30)(a)	10,497	9,355,451
3.38%, 03/28/32 (Call 12/28/31)(a)	11,010	9,909,000
3.40%, 06/07/51 (Call 12/07/50)(a)	9,759	6,953,288
3.95%, 05/21/50 (Call 11/21/49)(a)	22,022	17,479,962
4.38%, 11/22/33 (Call 08/22/33)(a)	10,884	10,367,010
5.50%, 04/28/33 (Call 01/28/33)(a)	10,929	11,297,854
		193,945,602
Venezuela — 0.1%
Petroleos de Venezuela SA
0.00%, 05/16/24(a)(e)(f)	32,388	3,481,644
5.38%, 04/12/27(a)(e)(f)	24,185	2,442,685
5.50%, 04/12/37(a)(e)(f)	22,444	2,435,196
Security	Par (000)	Value

Venezuela (continued)
6.00%, 11/15/26(a)(e)(f)	$30,450	$3,273,414
9.00%, 11/17/21(a)(e)(f)	28,268	3,321,496
9.75%, 05/17/35(a)(e)(f)	31,912	3,909,143
12.75%, 02/17/22(a)(e)(f)	14,002	1,729,284
		20,592,862

Total Corporate Bonds & Notes — 12.9%
(Cost: $2,340,069,713)		1,978,223,410

Foreign Government Obligations(g)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	41,961	36,401,168
8.25%, 05/09/28(a)	41,784	37,605,600
8.75%, 04/14/32(a)	41,599	35,567,145
9.13%, 11/26/49(a)	29,951	23,623,851
9.38%, 05/08/48(a)	42,150	33,720,000
		166,917,764
Argentina — 1.7%
Argentine Republic Government International Bond
1.00%, 07/09/29 (Call 01/29/24)	30,906	12,424,304
1.75%, 07/09/30 (Call 01/29/24)(h)	186,366	75,385,020
4.88%, 07/09/41 (Call 01/29/24)(h)	121,620	40,377,932
5.00%, 07/09/35 (Call 01/29/24)(h)	238,157	79,663,343
5.00%, 01/09/38 (Call 01/29/24)(h)	132,799	50,994,840
5.00%, 07/09/46 (Call 01/29/24)(h)	24,518	8,311,500
		267,156,939
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	25,884	22,117,878

Bahrain — 2.4%
Bahrain Government International Bond
5.25%, 01/25/33(a)	23,809	20,922,159
5.45%, 09/16/32(a)	24,042	21,667,853
5.63%, 09/30/31(a)	23,813	22,146,090
5.63%, 05/18/34(a)	24,395	21,620,069
6.00%, 09/19/44(a)	30,198	24,082,905
6.75%, 09/20/29(a)	29,818	29,929,817
7.00%, 01/26/26(a)	27,737	28,038,640
7.00%, 10/12/28(a)	38,435	39,347,831
7.38%, 05/14/30(a)	23,988	24,737,625
7.75%, 04/18/35(a)	23,977	24,696,310
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	23,743	24,069,466
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	23,598	21,356,190
3.95%, 09/16/27(a)	24,246	22,882,162
4.50%, 03/30/27(a)	24,321	23,439,364
6.25%, 10/18/30(a)	24,095	24,305,831
		373,242,312
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	23,698	12,441,450

Brazil — 3.7%
Brazil Government International Bond, 6.25%, 03/18/31	35,200	36,150,400
Brazilian Government International Bond 2.88%, 06/06/25	25,077	24,211,844

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
3.75%, 09/12/31	$26,212	$23,001,030
3.88%, 06/12/30	59,393	53,780,361
4.50%, 05/30/29 (Call 02/28/29)	35,120	33,592,280
4.63%, 01/13/28 (Call 10/13/27)	50,926	50,238,499
4.75%, 01/14/50 (Call 07/14/49)	69,561	51,266,457
5.00%, 01/27/45	56,735	44,877,385
5.63%, 01/07/41	39,930	35,976,930
5.63%, 02/21/47	49,542	42,135,471
6.00%, 04/07/26	37,889	38,798,336
6.00%, 10/20/33	39,359	38,847,333
6.13%, 03/15/34	12,700	12,575,540
7.13%, 01/20/37	29,065	31,085,017
7.13%, 05/13/54	16,800	16,783,200
8.25%, 01/20/34	24,523	28,029,789
		561,349,872
Chile — 2.4%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	23,959	20,748,494
2.55%, 01/27/32 (Call 10/27/31)	24,462	20,915,010
2.55%, 07/27/33 (Call 04/27/33)	35,322	29,034,684
2.75%, 01/31/27 (Call 12/31/26)	22,822	21,566,790
3.10%, 05/07/41 (Call 11/07/40)	42,365	31,667,838
3.10%, 01/22/61 (Call 07/22/60)	30,108	19,223,958
3.24%, 02/06/28 (Call 11/06/27)	29,505	27,941,235
3.25%, 09/21/71 (Call 03/21/71)	15,548	9,958,494
3.50%, 01/31/34 (Call 10/31/33)	22,628	19,935,268
3.50%, 01/25/50 (Call 07/25/49)	36,273	26,733,201
3.50%, 04/15/53 (Call 10/15/52)	24,002	17,581,465
3.86%, 06/21/47	16,129	12,846,749
4.00%, 01/31/52 (Call 07/31/51)	16,438	13,101,086
4.34%, 03/07/42 (Call 09/07/41)	31,720	27,866,020
4.85%, 01/22/29 (Call 12/22/28)	13,050	13,134,825
4.95%, 01/05/36 (Call 10/05/35)	25,805	25,237,100
5.33%, 01/05/54 (Call 07/05/53)	23,270	22,525,351
		360,017,568
China — 1.4%
China Development Bank, 1.00%, 10/27/25(a)	15,635	14,673,604
China Government International Bond
0.55%, 10/21/25(a)	36,150	33,767,715
1.20%, 10/21/30(a)	33,976	28,505,864
1.25%, 10/26/26(a)	25,939	23,963,486
1.75%, 10/26/31(a)	16,678	14,224,666
2.13%, 12/03/29(a)	33,408	30,338,473
2.63%, 11/02/27(a)	16,558	15,774,641
3.50%, 10/19/28(a)	17,250	16,953,472
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	17,058	16,503,615
3.88%, 05/16/26(a)	25,486	25,144,488
		219,850,024
Colombia — 3.3%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	26,238	21,725,064
3.13%, 04/15/31 (Call 01/15/31)	42,716	34,087,368
3.25%, 04/22/32 (Call 01/22/32)	33,436	26,029,926
3.88%, 04/25/27 (Call 01/25/27)	32,191	30,468,782
3.88%, 02/15/61 (Call 08/15/60)	21,866	12,758,811
4.13%, 02/22/42 (Call 08/22/41)	16,826	11,349,137
4.13%, 05/15/51 (Call 11/15/50)	25,274	15,796,250
4.50%, 01/28/26 (Call 10/28/25)	25,058	24,549,009
4.50%, 03/15/29 (Call 12/15/28)	33,525	30,826,238
Security	Par (000)	Value

Colombia (continued)
5.00%, 06/15/45 (Call 12/15/44)	$74,895	$54,523,560
5.20%, 05/15/49 (Call 11/15/48)	47,328	34,809,744
5.63%, 02/26/44 (Call 08/26/43)	41,758	33,134,973
6.13%, 01/18/41	41,920	36,365,600
7.38%, 09/18/37	30,559	30,375,646
7.50%, 02/02/34 (Call 11/02/33)	36,983	37,741,151
8.00%, 04/20/33 (Call 01/20/33)	27,502	29,160,714
8.00%, 11/14/35 (Call 08/14/35)	21,000	22,071,000
8.75%, 11/14/53 (Call 05/14/53)	21,225	23,082,188
		508,855,161
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	28,130	28,411,300
6.55%, 04/03/34 (Call 01/03/34)(a)	35,767	36,589,641
7.00%, 04/04/44(a)	23,842	24,151,946
7.16%, 03/12/45(a)	31,088	31,942,920
7.30%, 11/13/54 (Call 05/13/53)(a)	36,005	37,607,222
		158,703,029
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	45,215	41,213,472
4.88%, 09/23/32(a)	68,657	61,276,372
5.30%, 01/21/41(a)	33,621	28,275,261
5.50%, 02/22/29 (Call 12/22/28)(a)	40,150	38,833,080
5.88%, 01/30/60(a)	72,378	61,340,355
5.95%, 01/25/27(a)	38,169	38,188,085
6.00%, 07/19/28(a)	29,146	29,218,865
6.00%, 02/22/33 (Call 11/22/32)(a)	39,888	38,487,931
6.40%, 06/05/49(a)	34,017	31,465,725
6.50%, 02/15/48(a)	22,733	21,459,952
6.85%, 01/27/45(a)	45,198	44,181,045
6.88%, 01/29/26(a)	39,113	39,719,252
7.45%, 04/30/44(a)	34,015	35,460,638
		509,120,033
Ecuador — 1.0%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	24,940	8,242,709
6.90%, 07/31/30(a)(h)	83,730	43,951,744
6.90%, 07/31/35(a)(h)	178,399	72,340,906
6.90%, 07/31/40(a)(h)	72,013	26,356,601
		150,891,960
Egypt — 2.5%
Egypt Government International Bond
5.80%, 09/30/27(a)	25,932	19,351,755
5.88%, 06/11/25(a)	34,414	31,402,775
5.88%, 02/16/31(a)	34,808	22,668,710
6.59%, 02/21/28(a)	28,419	21,101,107
7.05%, 01/15/32(a)	22,766	15,224,763
7.30%, 09/30/33(a)	26,338	17,383,080
7.50%, 01/31/27(a)	45,610	37,308,980
7.50%, 02/16/61(a)	33,709	19,382,675
7.60%, 03/01/29(a)	39,852	29,291,220
7.63%, 05/29/32(a)	39,411	26,700,952
7.90%, 02/21/48(a)	34,266	20,345,438
8.50%, 01/31/47(a)	57,252	34,923,720
8.70%, 03/01/49(a)	34,102	21,143,240
8.88%, 05/29/50(a)	46,542	29,205,105
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	34,908	34,591,646
		380,025,166

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

El Salvador — 0.4%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	$26,355	$18,777,938
7.65%, 06/15/35(a)	24,109	18,780,911
9.50%, 07/15/52 (Call 01/15/52)(a)	24,185	20,305,726
		57,864,575
Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(e)(f)	30,375	13,630,781
7.63%, 05/16/29(a)(e)(f)	24,420	10,805,850
7.75%, 04/07/29(a)(e)(f)	24,669	10,977,705
7.88%, 02/11/35(a)(e)(f)	24,473	10,829,303
8.13%, 01/18/26(a)(e)(f)	24,473	11,624,475
8.13%, 03/26/32(a)(e)(f)	30,405	13,302,187
8.63%, 04/07/34(a)(e)(f)	24,474	10,860,338
8.63%, 06/16/49(a)(e)(f)	24,484	10,589,330
8.95%, 03/26/51(a)(e)(f)	23,495	10,367,169
10.75%, 10/14/30(a)	24,031	15,499,995
		118,487,133
Guatemala — 0.4%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)	33,928	30,851,579
6.60%, 06/13/36 (Call 03/13/36)(a)	24,189	24,515,551
		55,367,130
Hungary — 2.8%
Hungary Government International Bond
2.13%, 09/22/31(a)	55,064	43,775,880
3.13%, 09/21/51(a)	50,079	31,925,363
5.25%, 06/16/29(a)	42,028	41,607,720
5.50%, 06/16/34(a)	31,521	31,205,790
5.50%, 03/26/36(b)	41,700	40,912,912
6.13%, 05/22/28(a)	51,261	52,721,938
6.25%, 09/22/32(a)	43,833	45,739,735
6.75%, 09/25/52(a)	31,331	33,563,334
7.63%, 03/29/41	40,964	47,118,841
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(Call 11/04/27)(a)	29,698	30,032,103
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	26,459	27,087,401
		425,691,017
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	24,352	20,173,197
3.25%, 01/15/30(a)	24,102	21,813,756
3.38%, 08/05/26(a)	24,136	23,171,284
3.88%, 02/01/28(a)	24,018	23,041,428
5.50%, 01/18/33(a)	23,885	24,340,009
		112,539,674
Indonesia — 4.1%
Indonesia Government International Bond
1.85%, 03/12/31	12,502	10,268,643
2.15%, 07/28/31 (Call 04/28/31)	13,054	10,819,938
2.85%, 02/14/30	13,104	11,729,521
3.05%, 03/12/51	20,955	14,932,533
3.50%, 01/11/28	13,005	12,388,693
3.55%, 03/31/32 (Call 12/31/31)	10,806	9,846,968
3.70%, 10/30/49	10,487	8,194,122
3.85%, 07/18/27(a)	10,725	10,389,844
3.85%, 10/15/30	17,910	16,904,533
4.10%, 04/24/28	10,775	10,505,625
4.20%, 10/15/50	17,221	14,596,692
Security	Par (000)	Value

Indonesia (continued)
4.35%, 01/08/27(a)	$13,345	$13,165,677
4.35%, 01/11/48	18,534	16,149,786
4.45%, 04/15/70	10,828	9,162,654
4.55%, 01/11/28 (Call 12/11/27)	11,038	10,941,418
4.63%, 04/15/43(a)	16,283	15,185,689
4.65%, 09/20/32 (Call 06/20/32)	14,970	14,709,672
4.75%, 01/08/26(a)	21,920	21,899,450
4.75%, 02/11/29	12,788	12,784,004
4.75%, 07/18/47(a)	11,130	10,366,037
4.85%, 01/11/33 (Call 10/11/32)	12,277	12,278,350
5.13%, 01/15/45(a)	21,045	20,679,027
5.25%, 01/17/42(a)	24,240	24,151,766
5.25%, 01/08/47(a)	15,964	15,846,026
5.35%, 02/11/49	10,343	10,421,710
5.95%, 01/08/46(a)	13,348	14,367,253
6.63%, 02/17/37(a)	15,003	17,028,180
6.75%, 01/15/44(a)	21,439	25,085,988
7.75%, 01/17/38(a)	21,017	26,247,291
8.50%, 10/12/35(a)	16,685	21,525,485
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	14,105	13,038,309
2.55%, 06/09/31(a)	10,898	9,332,611
2.80%, 06/23/30(a)	10,179	9,085,877
4.15%, 03/29/27(a)	22,042	21,583,967
4.33%, 05/28/25(a)	17,615	17,510,191
4.40%, 06/06/27(a)	19,342	19,118,358
4.40%, 03/01/28(a)	18,393	18,174,583
4.45%, 02/20/29(a)	13,654	13,450,692
4.55%, 03/29/26(a)	18,391	18,276,240
4.70%, 06/06/32(a)	16,133	15,892,780
5.40%, 11/15/28(a)	10,850	11,118,375
5.60%, 11/15/33(a)	10,700	11,196,052
		620,350,610
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 03/17/24)(a)	36,813	34,282,281

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	29,942	26,872,945
7.63%, 01/30/33(b)	22,350	22,148,850
8.25%, 01/30/37(b)	31,375	31,406,375
		80,428,170
Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28	30,317	31,624,421
7.88%, 07/28/45	42,847	49,809,637
8.00%, 03/15/39	29,997	35,651,435
		117,085,493
Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	23,978	22,898,990
5.85%, 07/07/30(a)	29,509	26,395,801
6.13%, 01/29/26(a)	24,137	23,443,061
7.38%, 10/10/47(a)	24,064	20,454,400
7.50%, 01/13/29(a)	29,936	29,299,860
		122,492,112
Kazakhstan — 0.8%
Kazakhstan Government International Bond 4.88%, 10/14/44(a)	25,284	23,552,046

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan (continued)
5.13%, 07/21/25(a)	$54,842	$55,563,172
6.50%, 07/21/45(a)	37,169	40,941,654
		120,056,872
Kenya — 0.5%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	24,120	18,723,150
7.25%, 02/28/28(a)	23,862	21,296,835
8.00%, 05/22/32(a)	28,764	25,168,500
8.25%, 02/28/48(a)	24,240	19,301,100
		84,489,585
Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	107,764	105,069,900

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(e)(f)	25,532	1,455,324
6.10%, 10/04/22(a)	9,000	513,000
6.10%, 10/04/24(a)(e)(f)	21,875	1,246,875
6.60%, 11/27/26(a)(e)(f)	39,209	2,234,913
6.65%, 02/26/30(a)(e)(f)	34,767	1,981,719
6.75%, 11/29/27(a)(e)(f)	24,978	1,423,746
6.85%, 03/23/27(a)(e)(f)	30,809	1,756,113
7.00%, 03/23/32(a)(e)(f)	25,086	1,429,902
		12,041,592
Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	21,647	21,245,448
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	24,407	23,755,821
		45,001,269
Mexico — 3.5%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	28,734	24,136,560
3.25%, 04/16/30 (Call 01/16/30)	20,120	18,055,688
3.50%, 02/12/34 (Call 11/12/33)	24,789	20,735,998
3.75%, 01/11/28	15,515	14,878,885
3.75%, 04/19/71 (Call 10/19/70)	25,497	16,420,068
3.77%, 05/24/61 (Call 11/24/60)	27,252	17,822,808
4.13%, 01/21/26	17,538	17,327,544
4.15%, 03/28/27	19,290	19,106,745
4.28%, 08/14/41 (Call 02/14/41)	20,582	16,609,674
4.35%, 01/15/47	11,995	9,434,068
4.40%, 02/12/52 (Call 08/12/51)	19,236	14,802,102
4.50%, 04/22/29	26,819	26,228,982
4.50%, 01/31/50 (Call 07/31/49)	15,653	12,420,655
4.60%, 01/23/46	20,706	16,802,919
4.60%, 02/10/48	16,114	12,947,599
4.75%, 04/27/32 (Call 01/27/32)	21,886	20,933,959
4.75%, 03/08/44	32,310	27,027,315
4.88%, 05/19/33 (Call 02/19/33)	19,005	18,159,277
5.00%, 05/07/29 (Call 04/07/29)	5,050	5,042,425
5.00%, 04/27/51 (Call 10/27/50)	20,382	17,212,599
5.40%, 02/09/28 (Call 01/09/28)	10,049	10,234,907
5.55%, 01/21/45	24,418	22,781,994
5.75%, 12/31/99	22,362	19,698,686
6.00%, 05/07/36 (Call 02/07/36)	15,510	15,711,630
6.05%, 01/11/40	25,298	25,209,457
6.34%, 05/04/53 (Call 11/04/52)	25,427	25,274,438
6.35%, 02/09/35 (Call 11/09/34)	24,589	25,575,019
6.40%, 05/07/54 (Call 11/07/53)	13,700	13,735,620
Security	Par (000)	Value

Mexico (continued)
6.75%, 09/27/34	$15,508	$16,593,560
8.30%, 08/15/31	9,426	11,292,348
		532,213,529
Morocco — 0.7%
Morocco Government International Bond
3.00%, 12/15/32(a)	24,106	19,417,383
4.00%, 12/15/50(a)	30,257	20,618,633
5.95%, 03/08/28(a)	29,970	30,569,400
6.50%, 09/08/33(a)	30,227	31,247,161
		101,852,577
Nigeria — 1.9%
Nigeria Government International Bond
6.13%, 09/28/28(a)	29,783	25,873,981
6.50%, 11/28/27(a)	35,934	32,538,237
7.14%, 02/23/30(a)	30,166	26,319,835
7.38%, 09/28/33(a)	35,954	29,572,165
7.63%, 11/21/25(a)	26,873	26,402,722
7.63%, 11/28/47(a)	35,917	27,252,024
7.70%, 02/23/38(a)	30,188	23,794,182
7.88%, 02/16/32(a)	35,992	31,223,060
8.25%, 09/28/51(a)	29,901	23,771,295
8.38%, 03/24/29(a)	29,922	28,014,472
8.75%, 01/21/31(a)	23,982	22,213,328
		296,975,301
Oman — 3.4%
Oman Government International Bond
4.75%, 06/15/26(a)	56,546	55,697,810
5.38%, 03/08/27(a)	38,679	38,727,349
5.63%, 01/17/28(a)	56,173	56,826,011
6.00%, 08/01/29(a)	51,684	52,782,285
6.25%, 01/25/31(a)	39,120	40,452,036
6.50%, 03/08/47(a)	47,530	46,811,109
6.75%, 10/28/27(a)	32,305	33,839,488
6.75%, 01/17/48(a)	64,781	65,266,857
7.00%, 01/25/51(a)	23,911	24,625,939
7.38%, 10/28/32(a)	24,460	27,211,750
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	41,345	40,621,462
5.93%, 10/31/25(a)	30,385	30,612,888
		513,474,984
Pakistan — 0.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	24,126	19,544,714
Pakistan Government International Bond
6.00%, 04/08/26(a)	31,081	23,992,201
6.88%, 12/05/27(a)	35,650	25,582,797
7.38%, 04/08/31(a)	33,930	21,888,582
		91,008,294
Panama — 2.6%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	49,678	35,147,185
3.16%, 01/23/30 (Call 10/23/29)	30,522	25,501,131
3.30%, 01/19/33 (Call 10/19/32)	19,523	14,983,903
3.75%, 03/16/25 (Call 12/16/24)	21,040	20,509,792
3.87%, 07/23/60 (Call 01/23/60)	57,592	32,193,928
3.88%, 03/17/28 (Call 12/17/27)	24,923	22,754,699
4.30%, 04/29/53	34,030	21,489,945
4.50%, 05/15/47 (Call 11/15/46)	22,732	15,321,368
4.50%, 04/16/50 (Call 10/16/49)	49,394	32,612,388
4.50%, 04/01/56 (Call 10/01/55)	49,297	31,328,243

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
4.50%, 01/19/63 (Call 07/19/62)	$29,251	$18,120,995
6.40%, 02/14/35 (Call 11/14/34)	45,084	42,424,044
6.70%, 01/26/36	39,938	38,282,570
6.85%, 03/28/54 (Call 09/28/53)	27,209	24,216,010
6.88%, 01/31/36 (Call 10/31/35)	19,750	19,011,350
		393,897,551
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	23,914	23,005,268
5.40%, 03/30/50 (Call 09/30/49)(a)	28,300	24,366,300
6.10%, 08/11/44(a)	24,058	22,903,216
		70,274,784
Peru — 2.6%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	23,552	18,146,816
2.78%, 01/23/31 (Call 10/23/30)	82,046	70,846,721
2.78%, 12/01/60 (Call 06/01/60)	47,630	28,149,330
3.00%, 01/15/34 (Call 10/15/33)	52,981	44,127,875
3.23%, 12/31/99 (Call 01/28/21)	24,024	14,114,100
3.30%, 03/11/41 (Call 09/11/40)	29,607	22,368,089
3.55%, 03/10/51 (Call 09/10/50)	41,798	30,470,742
3.60%, 01/15/72 (Call 07/15/71)	23,836	16,065,464
5.63%, 11/18/50	60,097	60,487,630
6.55%, 03/14/37	26,592	29,211,312
8.75%, 11/21/33	50,776	63,216,120
		397,204,199
Philippines — 3.5%
Philippine Government International Bond
1.65%, 06/10/31	23,041	18,522,660
2.46%, 05/05/30	17,940	15,669,469
2.65%, 12/10/45	28,025	18,673,058
2.95%, 05/05/45	24,779	17,502,895
3.00%, 02/01/28	36,435	34,207,364
3.20%, 07/06/46	41,071	29,678,315
3.70%, 03/01/41	36,906	30,497,642
3.70%, 02/02/42	36,972	30,198,730
3.75%, 01/14/29	27,397	26,290,435
3.95%, 01/20/40	36,876	31,993,986
4.20%, 03/29/47	17,754	15,026,275
5.00%, 07/17/33	23,023	23,284,541
5.00%, 01/13/37	24,081	24,023,446
5.50%, 03/30/26	19,109	19,365,777
5.50%, 01/17/48	22,941	23,373,667
6.38%, 01/15/32	18,777	20,596,022
6.38%, 10/23/34	34,660	38,433,088
7.75%, 01/14/31	31,817	37,225,890
9.50%, 02/02/30	36,523	45,379,828
10.63%, 03/16/25	22,251	23,579,107
ROP Sukuk Trust
5.05%, 06/06/29(b)	17,375	17,597,617
5.05%, 06/06/29(a)	650	658,328
		541,778,140
Poland — 2.0%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (a)	41,926	42,026,622
6.25%, 10/31/28(a)	24,475	25,698,750
Republic of Poland Government International Bond
3.25%, 04/06/26	42,684	41,554,155
4.88%, 10/04/33 (Call 07/04/33)	59,951	59,636,257
5.50%, 11/16/27 (Call 08/16/27)	35,895	37,042,922
Security	Par (000)	Value

Poland (continued)
5.50%, 04/04/53 (Call 10/04/52)	$59,743	$60,391,212
5.75%, 11/16/32 (Call 08/16/32)	36,624	38,836,822
		305,186,740
Qatar — 3.2%
Qatar Government International Bond
3.25%, 06/02/26(a)	46,908	45,500,760
3.40%, 04/16/25(a)	21,970	21,530,600
3.75%, 04/16/30(a)	40,278	38,918,618
4.00%, 03/14/29(a)	53,835	53,027,475
4.40%, 04/16/50(a)	67,019	58,527,693
4.50%, 04/23/28(a)	40,351	40,507,360
4.63%, 06/02/46(a)	27,076	24,842,230
4.82%, 03/14/49(a)	80,360	74,835,250
5.10%, 04/23/48(a)	80,892	77,989,999
5.75%, 01/20/42(a)	13,651	14,589,506
6.40%, 01/20/40(a)	13,339	15,089,744
9.75%, 06/15/30(a)	19,079	24,588,061
		489,947,296
Romania — 2.6%
Romanian Government International Bond
3.00%, 02/27/27(a)	32,394	30,215,503
3.00%, 02/14/31(a)	31,660	26,831,850
3.63%, 03/27/32(a)	25,974	22,402,575
4.00%, 02/14/51(a)	47,902	34,429,562
5.13%, 06/15/48(a)	28,488	24,464,070
5.25%, 11/25/27(a)	23,886	23,602,712
5.88%, 01/30/29(b)	41,028	41,401,355
6.00%, 05/25/34(a)	24,292	24,219,124
6.13%, 01/22/44(a)	24,322	23,842,857
6.38%, 01/30/34(b)	39,438	40,230,704
6.63%, 02/17/28(a)	34,500	35,750,625
7.13%, 01/17/33(a)	38,306	41,278,546
7.63%, 01/17/53(a)	30,104	33,565,960
		402,235,443
Saudi Arabia — 5.3%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	17,285	14,541,006
2.97%, 10/29/29(a)	23,819	21,645,516
3.63%, 04/20/27(a)	38,441	37,095,565
4.27%, 05/22/29(a)	26,421	25,892,580
4.30%, 01/19/29(a)	17,551	17,265,796
4.51%, 05/22/33(a)	28,271	27,458,209
5.27%, 10/25/28(a)	21,962	22,483,598
Saudi Government International Bond
2.25%, 02/02/33(a)	25,233	20,375,648
2.50%, 02/03/27(a)	11,261	10,529,035
2.75%, 02/03/32(a)	9,236	7,908,325
2.90%, 10/22/25(a)	20,449	19,733,285
3.25%, 10/26/26(a)	43,708	41,850,410
3.25%, 10/22/30(a)	13,859	12,594,366
3.25%, 11/17/51(a)	12,437	8,239,513
3.45%, 02/02/61(a)	22,774	14,916,970
3.63%, 03/04/28(a)	43,065	41,288,569
3.75%, 01/21/55(a)	26,604	18,789,075
4.00%, 04/17/25(a)	34,189	33,633,429
4.38%, 04/16/29(a)	34,737	34,042,260
4.50%, 04/17/30(a)	27,082	26,506,507
4.50%, 10/26/46(a)	58,656	50,004,240
4.50%, 04/22/60(a)	28,881	23,538,015
4.63%, 10/04/47(a)	42,523	36,569,780

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
4.75%, 01/18/28(a)	$28,482	$28,517,602
4.75%, 01/16/30(b)	23,800	23,673,265
4.88%, 07/18/33(a)	33,056	32,890,720
5.00%, 01/16/34(b)	24,250	24,128,750
5.00%, 04/17/49(a)	31,280	28,312,310
5.00%, 01/18/53(a)	29,587	26,295,446
5.25%, 01/16/50(a)	32,291	30,125,081
5.50%, 10/25/32(a)	21,396	22,227,770
5.75%, 01/16/54(b)	25,900	25,361,927
		808,434,568
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	26,346	22,723,425
6.75%, 03/13/48(a)	24,424	18,195,880
		40,919,305
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	29,402	23,448,095
6.50%, 09/26/33(a)	24,023	24,538,894
		47,986,989
South Africa — 2.6%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	47,917	43,876,399
4.85%, 09/27/27	23,967	23,023,899
4.85%, 09/30/29	47,979	43,610,512
4.88%, 04/14/26	29,510	28,772,250
5.00%, 10/12/46	24,201	16,759,192
5.38%, 07/24/44	23,858	17,759,299
5.65%, 09/27/47	36,391	27,135,859
5.75%, 09/30/49	71,607	53,064,367
5.88%, 09/16/25	47,589	47,529,514
5.88%, 06/22/30	33,426	31,405,398
5.88%, 04/20/32	34,014	31,204,444
7.30%, 04/20/52	38,488	33,984,904
		398,126,037
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(e)(f)	35,960	18,253,656
6.75%, 04/18/28(a)(e)(f)	30,025	15,318,755
6.83%, 07/18/26(a)(e)(f)	24,029	12,579,182
6.85%, 03/14/24(a)(e)(f)	23,998	12,307,614
6.85%, 11/03/25(a)(e)(f)	36,000	18,768,960
7.55%, 03/28/30(a)(e)(f)	35,682	17,934,130
7.85%, 03/14/29(a)(e)(f)	33,597	16,894,587
		112,056,884
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	24,000	23,400,000

Turkey — 4.9%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	26,980	25,883,938
7.25%, 02/24/27(a)	33,215	33,298,037
8.51%, 01/14/29(a)	26,950	27,926,937
9.76%, 11/13/25(a)	27,005	28,390,356
Turkey Government International Bond
4.25%, 03/13/25	18,103	17,668,528
4.25%, 04/14/26	16,455	15,673,388
4.75%, 01/26/26	18,154	17,545,841
Security	Par (000)	Value

Turkey (continued)
4.88%, 10/09/26	$31,639	$30,199,425
4.88%, 04/16/43	32,346	21,833,550
5.13%, 02/17/28	21,635	20,120,550
5.25%, 03/13/30	21,485	19,003,483
5.75%, 05/11/47	37,139	27,128,183
5.88%, 06/26/31	18,655	16,756,854
5.95%, 01/15/31	24,157	21,934,556
6.00%, 03/25/27	33,954	32,986,311
6.00%, 01/14/41	32,053	25,458,095
6.13%, 10/24/28	29,596	28,392,923
6.38%, 10/14/25	26,371	26,305,073
6.50%, 09/20/33	16,553	15,096,336
6.63%, 02/17/45	31,893	26,351,591
6.75%, 05/30/40	21,489	18,587,985
6.88%, 03/17/36	29,497	26,768,527
7.25%, 03/05/38	10,630	9,885,900
7.63%, 04/26/29	32,206	32,342,875
8.00%, 02/14/34	15,685	15,811,264
8.60%, 09/24/27	20,866	21,883,218
9.13%, 07/13/30	26,774	28,514,310
9.38%, 03/14/29	24,452	26,285,900
9.38%, 01/19/33	29,631	32,149,635
9.88%, 01/15/28	36,573	39,754,851
11.88%, 01/15/30	16,029	19,491,264
		749,429,684
Ukraine — 0.6%
Ukraine Government International Bond
6.88%, 05/21/31(a)(e)(f)	42,502	9,244,185
7.25%, 03/15/35(a)(e)(f)	62,196	14,071,845
7.38%, 09/25/34(a)(e)(f)	72,202	16,317,652
7.75%, 09/01/25(a)(e)(f)	32,364	8,851,554
7.75%, 09/01/26(a)(e)(f)	31,892	8,283,947
7.75%, 09/01/27(a)(e)(f)	32,237	8,123,724
7.75%, 09/01/28(a)(e)(f)	31,566	7,891,500
7.75%, 09/01/29(a)(e)(f)	31,687	7,858,376
9.75%, 11/01/30(a)(e)(f)	38,610	10,193,040
		90,835,823
United Arab Emirates — 3.2%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	21,187	18,909,397
1.70%, 03/02/31(a)	16,416	13,707,360
1.88%, 09/15/31(a)	19,295	16,135,444
2.50%, 04/16/25(a)	27,874	27,037,780
2.50%, 09/30/29(a)	32,578	29,564,535
2.70%, 09/02/70(a)	16,222	9,517,447
3.00%, 09/15/51(a)	13,802	9,385,360
3.13%, 05/03/26(a)	27,106	26,191,172
3.13%, 10/11/27(a)	44,552	42,547,160
3.13%, 04/16/30(a)	32,677	30,389,610
3.13%, 09/30/49(a)	42,899	29,868,429
3.88%, 04/16/50(a)	43,202	34,615,602
4.13%, 10/11/47(a)	32,315	27,184,994
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(a)	10,779	10,118,786
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(a)	13,730	10,005,737
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	10,925	7,019,313
6.50%, 11/23/32(a)	10,810	11,161,325
RAK Capital, 3.09%, 03/31/25(a)	8,014	7,743,528

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
United Arab Emirates (continued)
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	$10,942	$10,093,995
3.23%, 10/23/29(a)	10,800	9,639,000
3.85%, 04/03/26(a)	10,749	10,372,785
4.23%, 03/14/28(a)	12,415	11,856,325
UAE International Government Bond
2.00%, 10/19/31(a)	11,350	9,519,813
2.88%, 10/19/41(a)	10,947	8,018,678
3.25%, 10/19/61(a)	21,438	14,711,827
4.05%, 07/07/32(a)	18,760	18,173,750
4.92%, 09/25/33(a)	15,800	16,376,305
4.95%, 07/07/52(a)	13,477	12,803,150
		482,668,607
Uruguay — 2.1%
Uruguay Government International Bond
4.38%, 10/27/27	33,953	33,918,991
4.38%, 01/23/31 (Call 10/23/30)	49,485	48,710,207
4.98%, 04/20/55	62,151	58,390,837
5.10%, 06/18/50	94,042	91,493,916
5.75%, 10/28/34 (Call 07/28/34)	52,822	56,598,442
7.63%, 03/21/36	25,352	30,898,197
		320,010,590
Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(e)(f)	23,929	15,075,270
8.97%, 07/30/27(a)(e)(f)	30,124	18,789,845
		33,865,115

Total Foreign Government Obligations — 85.3%
(Cost: $15,770,918,908)		13,045,719,009

Total Long-Term Investments — 98.2%
(Cost: $18,110,988,621)		15,023,942,419

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(j)(k)	36,770,000	$36,770,000

Total Short-Term Securities — 0.3%
(Cost: $36,770,000)		36,770,000

Total Investments — 98.5%
(Cost: $18,147,758,621)		15,060,712,419

Other Assets Less Liabilities — 1.5%		235,807,428

Net Assets — 100.0%		$15,296,519,847

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Zero-coupon bond.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$46,700,000	$—	$(9,930,000	)(a)	$—	$—	$36,770,000	36,770,000	$669,962	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,978,223,410	$—	$1,978,223,410
Foreign Government Obligations	—	13,045,719,009	—	13,045,719,009
Short-Term Securities
Money Market Funds	36,770,000	—	—	36,770,000
	$36,770,000	$15,023,942,419	$—	$15,060,712,419

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury

Currency Abbreviation

USD	United States Dollar